Investment properties	12 Months Ended
Jun. 30, 2020
Investment Properties [Abstract]
Investment properties
10.	Investment properties

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2019
Opening balance	425,079	32,252	49,474	506,805	50,347	557,152
Acquisitions	718	92	408	1,218	26,993	28,211
Disposals	(14,416)	(2,098)	(10,662)	(27,176)	(765)	(27,941)
Transfers	-	10,641	45,726	56,367	(56,297)	70
(-) Depreciation / amortization	-	(1,268)	(6,373)	(7,641)	-	(7,641)
Effect of conversion	(820)	39	259	(522)	(612)	(1,134)
Net book balance	410,561	39,658	78,832	529,051	19,666	548,717

At June 30, 2019
Total cost	410,561	48,599	181,128	640,288	19,666	659,954
Accumulated depreciation	-	(8,941)	(102,296)	(111,237)	-	(111,237)
Net book balance	410,561	39,658	78,832	529,051	19,666	548,717

Annual depreciation rates (weighted average) - %		4-20	10-20

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2020
Opening balance	410,561	39,658	78,832	529,051	19,666	548,717
Acquisitions	24,861	197	445	25,503	16,029	41,532
Acquisitions – business combinations	197,710	7,906	-	205,616	-	205,616
Disposals	(4,199)	(301)	(1,559)	(6,059)	-	(6,059)
Transfers	-	6,469	12,528	18,997	(18,997)	-
(-) Depreciation / amortization	-	(1,830)	(8,257)	(10,087)	-	(10,087)
Effect of conversion	57,118	4,896	22,544	84,558	(6,016)	78,542

Net book balance	686,051	56,995	104,533	847,579	10,682	858,261

At June 30, 2020
Total cost	686,051	69,276	177,255	932,582	10,682	943,264
Accumulated depreciation	-	(12,281)	(72,722)	(85,003)	-	(85,003)
Net book balance	686,051	56,995	104,533	847,579	10,682	858,261

Annual depreciation rates (weighted average) - %		4-20	05-20

Four farms owned by the Company are held as guarantee for loans and financing according to Note 15, representing 30% of total investment properties.

The table below shows the fair value of investment properties are as follows:

		Hectares				Fair value*		Cost value**
Farm	State	2020	2019	Real estate	Acquisition	2020	2019	2020	2019
Jatobá	Bahia	14,930	18,073	Jaborandi Ltda	Mar-07	242,504	231,646	28,352	33,930
Alto Taquari	Mato Grosso	5,103	5,291	Mogno Ltda	Aug-07	194,504	174,580	33,259	35,247
Araucária	Goiás	5,534	5,534	Araucária Ltda	Apr-07	190,276	163,008	45,488	44,672
Chaparral	Bahia	37,182	37,182	Cajueiro Ltda	Nov-07	417,660	373,014	89,558	87,909
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	35,313	35,822	23,454	23,466
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	68,160	65,172	27,067	27,385
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	247,572	211,988	110,443	110,157
Moroti	Boqueron Paraguay	59,585	59,490	Agropecuaria Moroti S/A	Feb-18	235,270	216,018	232,976	164,190
Arrojadinho Farm	Bahia	16,642	-	Agrifirma Agro Ltda.	Jan-20	88,482	-	84,825	-
Rio do Meio Farm	Bahia	12,288	-	Agrifirma Agro Ltda.	Jan-20	122,687	-	120,791	-
Serra Grande Farm	Piaui	4,489	-	Imobiliaria Cremaq	May-20	30,273	-	26,091	-
		215,330	185,147			1,872,701	1,471,248	822,304	526,956

(*)	The fair value of the investment property on June 30, 2020 was R$1,872,701 (R$1,471,248 June 30, 2019). The fair value was determined based on a comparative market approach and was prepared by the Company's specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
(**)	At June 30, 2020 the cost value of R$822,304 (R$526,956 at June 30, 2019) is not comparable to that disclosed in the "Investment properties" note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company's portfolio of owned farms.